Forward Purchase Agreement (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jun. 16, 2022	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Jan. 25, 2024	Jan. 24, 2024	Jan. 25, 2023	Jan. 24, 2023	Jul. 16, 2022
Related expense amounts	$ 0.3
Reset price per share		$ 25								$ 25
Sale of price per share		0
Stock closing price per share				$ 0.0001		$ 25	$ 0.00	$ 25.00	$ 40.00
Common Stock [Member]
Reset price per share					$ 1.00
Forward Purchase Agreement [Member]
Decrease in receivables				$ 37.9
Receivables				$ 4.6
Maximum [Member]
Reset price per share	$ 200.00
Minimum [Member]
Reset price per share	$ 100.00
Cash [Member]
Interest costs incurred	$ 39.6
Asset held with trust	39.3
Common Class A [Member]
Stock closing price per share				$ 360.00
Midtown East Management NL LLC [Member]
Reset price per share		25.00
Stock redemption rights in exchange value	$ 7.6
Sale of price per share		$ 25.00
Stock closing price per share			$ 4.2945
Midtown East Management NL LLC [Member] | Common Stock [Member]
Shares, issued	190,243
Midtown East Management NL LLC [Member] | Common Class A [Member]
Shares, issued	83,334
Number of new stock issued	190,000